	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	325	0	0	0.00%
2	Data Integrity - Current UPB	325	0	0	0.00%
3	Data Integrity - Current Interest Rate	325	0	0	0.00%
4	Data Integrity - Marketable Title Date	15	1	1	6.67%
5	Data Integrity - Loan Status	325	1	1	0.31%
6	Data Integrity - Max Claim Amount	325	0	0	0.00%
7	Data Integrity - UPB at Called Due Date	200	8	8	4.00%
8	Data Integrity - Original Note Rate	325	0	0	0.00%
9	Data Integrity - Margin (on adjustable rate loans)	46	0	0	0.00%
10	Data Integrity - Index (on adjustable rate loans)	46	0	0	0.00%
11	Data Integrity - Debenture Rate	325	0	0	0.00%
12	Data Integrity - Foreclosure First Legal Date	96	0	0	0.00%
13	Data Integrity - Closing Date	325	1	1	0.31%
14	Data Integrity - Amortization Type	325	0	0	0.00%
15	Data Integrity - FHA Case Number	325	0	0	0.00%
16	Data Integrity - Original Principal Limit	325	4	4	1.23%
17	Data Integrity - Called Due Date	200	4	4	2.00%
18	FHA Insurance	1364	0	0	0.00%
19	Valuation Integrity	276	3	3	1.09%
20	Property Inspections	286	4	4	1.40%
21	Borrower's Age	286	8	8	2.80%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	131	39	39	29.77%
23	Property Preservation to Allowable Limit	240	5	5	2.08%
24	Tax and Insurance Disbursement Verification*	299	8	8	2.68%
25	Corporate Advance Disbursement Verification*	263	5	5	1.90%
26	Lien Search	135	25	20	14.81%
27	BPO Order (& Full Appraisal)	277	0	0	N/A